16. Related Parties (Annual)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
16. Related Parties (Annual)

13. Related Parties

Equipment loan - Related Party

On September 26, 2022, the Company entered into an equipment loan agreement with Braydon Capital Corp, for the principal sum of $500,000 of which an initial advance of $360,000 was received. The loan bears interest at 9% per annum, compounded monthly and is repayable on October 31, 2023. The loan agreement also provides for additional compensation to the lender of 1% of the gross income received from equipment funded by this loan, capped at 2% of the principal sum advanced.

Braydon Capital Corp is managed by Mr. Claudio Ciavarella, the bother of the Chairman of the Board.

The movement on Equipment loan - Related Party, consists of the following:

September 30, 2022
Opening balance	—
Loan advanced	$360,000
Loan repayments	—
Interest accrued	355
Closing balance	$360,355

Related Party (Payables) Receivables

Related party payables and receivables represent non-interest-bearing (payables) receivables that are due on demand.

The balances outstanding are as follows:

	September 30, 2022	December 31, 2021
Related Party payables
Luca Pasquini	$(161)	$(502)
Victor Salerno	(374,346)	(51,878)
	$(374,507)	$(52,380)

Related Party Receivables
Luca Pasquini	$—	$1,413

Luca Pasquini

On January 31, 2019, the Company acquired Virtual Generation for €4,000,000 (approximately $4,576,352), Mr. Pasquini, who at the time of acquisition was an executive officer and director of the Company, was a 20% owner of Virtual Generation and was due gross proceeds of €800,000 (approximately $915,270). The gross proceeds of €800,000 was to be settled by a payment in cash of €500,000 over a twelve month period and by the issuance of common stock valued at €300,000 over an eighteen month period. As of June 30, 2021, the Company had paid Mr. Pasquini the full cash amount of €500,000 (approximately $604,380) and issued 112,521 shares valued at €300,000 (approximately $334,791).

On January 22, 2021, the Company issued Mr. Pasquini 44,968 shares of common stock valued at $257,217, in settlement of accrued compensation due to him.

On July 11, 2021, the Company entered into an agreement with Engage IT Services Srl.("Engage"), to provide gaming software and maintenance and support of the system, the total contract price was €390,000 (approximately $459,572), in addition, on October 14, 2021, the Company entered into a further agreement with Engage, to provide gaming software and maintenance and support of the system for a period of 12 months, the total contract price was €1,980,000 (approximately $2,192,000). Mr. Pasquini owns 34% of Engage.

On September 13, 2021, Mr. Pasquini, the Company’s Vice President of Technology, resigned as a director of the Company and on October 4, 2021, Mr. Pasquini became the Global Head of Engineering of the Company’s subsidiary Odissea Betriebsinformatik Beratung GmbH and ceased to be Vice President of Technology and an executive officer of the Company.

On September 26, 2022, Mr. Pasquini was awarded 500,000 restricted shares of common stock valued at $226,750 for services rendered to the Company.

Michele Ciavarella

Mr. Ciavarella, the Company’s Executive Chairman of the Board, agreed to receive $140,000 of his 2021 fiscal year compensation as a restricted stock award, on January 22, 2021, the Company issued Mr. Ciavarella 24,476 shares of common stock valued at $140,000 on the date of issue.

On January 22, 2021, the Company issued Mr. Ciavarella 175,396 shares of common stock valued at $1,003,265, in settlement of accrued compensation due to him.

On July 15, 2021, Mr. Ciavarella, Executive Chairman of the Company, was appointed as the interim Chief Executive Officer and President of the Company, effective July 15, 2021. Mr. Ciavarella will serve as the Company's Executive Chairman and interim Chief Executive Officer until the earlier of his resignation or removal from office.

Mr. Ciavarella agreed to receive his 2021 bonus and a portion of his 2022 salary as a restricted stock award. On January 7, 2022, the Company issued Mr. Ciavarella 162,835 shares of common stock valued at $425,000 on the date of issue.

On September 26, 2022, Mr. Ciavarella was awarded 300,000 restricted shares of common stock valued at $136,080 for services rendered to the Company.

Carlo Reali

On January 5, 2022, the Company promoted Carlo Reali to the role of Interim Chief Financial Officer.

On March 29, 2022, the Company issued Mr. Reali ten-year options exercisable for 100,000 shares of common stock, at an exercise price of $2.50 per share, vesting equally over a 4 year period commencing on January 1, 2023.

The Company does not have a formal employment or other compensation related agreement with Mr. Reali; however, Mr. Reali will continue to receive the same compensation that he currently receives which is an annual base salary of €76,631 (approximately $83,847).

On September 26, 2022, Mr. Reali was awarded 200,000 restricted shares of common stock valued at $90,720 for services rendered to the Company.

Victor Salerno

On July 15, 2021 the Company consummated the acquisition of USB and in terms of the Purchase Agreement the Company acquired 100% of USB, from its members (the “Sellers”). Mr. Salerno was a 68% owner of USB and received $4,080,000 of the $6,000,000 paid in cash upon closing and 860,760 of the 1,265,823 shares of common stock issued on closing.

Together with the consummation of the acquisition of USB, the Company entered into a 4 year employment agreement with Mr. Salerno terminating on July 14, 2025 (the “Salerno Employment Agreement”), automatically renewable for a period of one year unless notified by either party of non-renewal. The employee will earn an initial base salary of $0 and thereafter $150,000 per annum commencing on January 1, 2022. Mr. Salerno is entitled to bonuses, equity incentives and benefits consistent with those of other senior employees.

Mr. Salerno may be terminated for no cause or resign for good reason, which termination would entitle him to the greater of one year’s salary or the remaining term of the employment agreement plus the highest annual incentive bonus paid to him during the past two years. If Mr. Salerno is terminated for cause he is entitled to all unpaid salary and expenses due to him at the time of termination. If the employment agreement is terminated due to death, his heirs and successors are entitled to all unpaid salary, unpaid expenses and one times his annual base salary. Termination due to disability will result in Mr. Salerno being paid all unpaid salary and expenses and one times annual salary.

Pursuant to the Salerno Employment Agreement, Mr. Salerno has also agreed to customary restrictions with respect to the disclosure and use of the Company’s confidential information and has agreed that work product or inventions developed or conceived by him while employed with the Company relating to its business is the Company’s property. In addition, during the term of his employment and if terminated for cause for the 12 month period following his termination of employment, Mr. Salerno has agreed not to (1) perform services on behalf of a competing business which was the same or similar to the type of services he was authorized, conducted, offered or provided to the Company, (2) solicit or induce any of the Company’s employees or independent contractors to terminate their employment with the Company, (3) solicit any actual or prospective customers with whom he had material contact on behalf of a competing business or (4) solicit any actual or prospective vendors with whom he had material contact to support a competing business.

On September 13, 2021, the Board appointed Mr. Salerno, the President and founder of the Company’s newly acquired subsidiary, USB, to serve as a member of the Board.

Prior to the acquisition of USB, Mr. Salerno had advanced USB $100,000 of which $50,000 was forgiven and the remaining $50,000 is still owing to Mr. Salerno, which amount earns interest at 8% per annum, compounded monthly and is repayable on December 31, 2023.

Between February 23, 2022 and September 22, 2022, Mr. Salerno advanced USB a total of $305,000 in terms of purported promissory notes, bearing interest at 10% per annum and repayable between June 30, 2022 and November 30, 2022. These purported promissory notes contain a default clause whereby any unpaid principal would attract an additional 25% penalty. These notes were advanced to USB without the consent of the Company, which is required as per the terms of the Members Interest Purchase Agreement entered into on July 15, 2021. Therefore the Company acknowledges the advance of funds to USB by Mr. Salerno, however the terms of the advance and the default penalty have not been accepted and are subject to negotiation or dispute. As of September 30, 2022, these notes remain outstanding, interest has been accrued on these notes, however we intend to dispute the validity of these notes and have accordingly not repaid them or accrued penalty interest in terms of these notes.

Paul Sallwasser

On September 13, 2021, the Company granted Mr. Sallwasser ten year options exercisable for 21,300 shares of common stock at an exercise price of $5.10, vesting equally over a twelve month period commencing on September 13, 2021.

Steven Shallcross

On January 22, 2021, the Company issued to Mr. Shallcross, a director of the Company, 5,245 shares of common stock valued at $30,000, in settlement of directors’ fees due to him.

On September 13, 2021, the Company granted Mr. Shallcross ten year options exercisable for 13,600 shares of common stock at an exercise price of $5.10, vesting equally over a twelve month period commencing on September 13, 2021.

Andrea Mandel-Mantello

On June 29, 2021, the board of directors of the Company appointed Mr. Mandel-Mantello to serve as a member of the Board. The appointment was effective immediately. Mr. Mandel-Mantello serves on the audit committee of the Board.

On September 13, 2021, the Company granted Mr. Mandel-Mantello ten year options exercisable for 13,600 shares of common stock at an exercise price of $5.10, vesting equally over a twelve month period commencing on September 13, 2021.

16. Related Parties

Notes Payable, Related Party

On March 11, 2020, the Company received an advance of $300,000 in terms of a Promissory Note (“PN”) entered into with Forte Fixtures and Millwork, Inc., a Company controlled by the brother of our Executive Chairman. The PN bears no interest and is repayable on demand.

The movement on notes payable, Related Party, consists of the following:

	December 31, 2021	December 31, 2020
Principal Outstanding
Opening balance	$—	$—
Additions	—	300,000
Repayment	—	(200,000)
Applied to warrant exercise	—	(100,000)
Settled by issuance of common shares	—	—
	—	—
Accrued Interest
Opening balance	—	—
Interest expense	—	22,521
Repayment	—	(14,465)
Applied to warrant exercise	—	(8,056)
Conversion to equity	—	—
	—	—
Promissory Notes Payable – Related Party	$—	$—

Convertible notes acquired, Related Party

Forte Fixtures and Millworks, Inc. acquired certain convertible notes from third parties that had matured on May 31, 2020. The convertible notes had an aggregate principal amount of $150,000 and only the accrued interest of $70,000 on a note with an aggregate principal amount of $350,000 and notes with an aggregate principal amount of CDN $207,000, the maturity date of these convertible notes was extended to September 28, 2020. The convertible notes together with interest thereon, amounting to $445,020 were repaid between August 23, 2020 and October 21, 2020.

As an incentive for extending the maturity date of the convertible debentures, Forte Fixtures and Millworks, Inc., was granted two year warrants exercisable for 134,508 shares of common stock at an exercise price of $3.75 per share and three year warrants exercisable for 33,627 shares of common stock at an exercise price of $5.00 per share. These warrants were exercised on December 30, 2020, for gross proceeds of $630,506.

F-31

Deferred Purchase consideration, Related Party

In terms of the acquisition of Virtual Generation on January 17, 2019, the Company issued non-interest bearing promissory notes in the principal amount of €3,803,000 owing to both related parties and non-related parties. The value of the promissory notes payable to non-related parties was €2,281,800 and to related parties was €1,521,200.

The related party promissory notes are due to Luca Pasquini, an employee and previously a director of the Company and Gabriele Peroni, an employee and previously an officer of the Company.

The promissory notes were to be settled as follows:

(a)	an aggregate of €956,800 in cash in 23 equal and consecutive monthly instalments of €41,600 with the first such payment due and payable on the date that is one month after the closing of the acquisition (the “Closing Date”); and

(b)	an aggregate of €564,400 in shares of the Company’s common stock in 17 equal and consecutive monthly instalments of €33,200 as determined by the average of the closing prices of such shares on the last 10 trading days immediately preceding the determination date of each monthly issuance, commencing on March 1, 2019.

Pursuant to the terms of the Purchase Agreement that the Company entered into with Virtual Generation, the Company agreed to pay the Virtual Generation Sellers an earnout payment in shares of our common stock equal to an aggregate amount of €500,000 (approximately $561,500), if the amounts of bets made by users of the Virtual Generation platform grew by more than 5% for the year ended December 31, 2019 compared to the year ended December 31, 2018. Based on the 18,449,380 tickets sold in 2019 the Virtual Generation sellers qualified for the earnout payment of 132,735 shares of common stock at a price of $4.23 per share, which shares were issued effective January 2020.

The amount due to the related party Virtual Generation Sellers amounted to €200,000 (approximately $224,540) and was settled during January 2020 by the issuance of 53,094 shares of common stock at $4.23 per share.

During the first and second quarter, the Company paid the remaining balance of €312,500 (approximately $385,121) to related parties in terms of the Virtual Generation promissory note.

The movement on deferred purchase consideration consists of the following:

Description	December 31, 2021	December 31, 2020
Principal Outstanding
Promissory notes due to related parties	$382,128	$1,279,430
Settled by the issuance of common shares	—	(482,978)
Repayment in cash	(385,121)	(471,554)
Foreign exchange movements	2,993	57,230
	—	382,128
Present value discount on future payments
Present value discount	(5,174)	(80,069)
Amortization	5,133	76,222
Foreign exchange movements	41	(1,327)
	—	(5,174)
Deferred purchase consideration, net	$—	$376,954

Related party (payables) receivables

Related party payables and receivables represent non-interest-bearing (payables) receivables that are due on demand.

The balances outstanding are as follows:

	December 31, 2021	December 31, 2020
Related Party payables
Luca Pasquini	$(502)	$(565)
Victor Salerno	(51,878)	—
	(51,380)	$(565)

Related Party Receivables
Luca Pasquini	$1,413	$1,519

Gold Street Capital

Gold Street Capital is wholly owned by Gilda Ciavarella, the spouse of Mr. Ciavarella.

Gold Street Capital acquired certain convertible notes that had matured on May 31, 2020, amounting to CDN $35,000 from third parties, the maturity date of these convertible notes was extended to September 28, 2020. The convertible notes together with interest thereon, amounting to CDN $44,062 (approximately $34,547) was outstanding at December 31, 2020. This amount was repaid during the current year.

As an incentive for extending the maturity date of the convertible debentures, all debenture holders, including Gold Street Capital, were granted two-year warrants exercisable at an exercise price of $3.75 per share, and three-year warrants exercisable at an exercise price of $5.00 per share. Gold Street Capital was granted two year-warrants exercisable for 9,533 shares of common stock at $3.75 per share and three-year warrants exercisable for 2,383 shares of common stock at $5.00 per share.

Luca Pasquini

On January 31, 2019, the Company acquired Virtual Generation for €4,000,000 (approximately $4,576,352), Mr. Pasquini was a 20% owner of Virtual Generation and was due gross proceeds of €800,000 (approximately $915,270). The gross proceeds of €800,000 was to be settled by a payment in cash of €500,000 over a twelve month period and by the issuance of common stock valued at €300,000 over an eighteen month period. As of June 30, 2021, the Company has paid Mr. Pasquini the full cash amount of €500,000 (approximately $604,380) and issued 112,521 shares valued at €300,000 (approximately $334,791).

On October 1, 2020, the Company granted to Mr. Pasquini a ten year option to purchase 58,000 shares of common stock at an exercise price of $2.03 per share.

On January 22, 2021, the Company issued Mr. Pasquini 44,968 shares of common stock valued at $257,217, in settlement of accrued compensation due to him.

On July 11, 2021, the Company entered into an agreement with Engage IT Services Srl.("Engage"), to provide gaming software and maintenance and support of the system, the total contract price was €390,000 (approximately $459,572). Mr. Pasquini owns 34% of Engage.

On October 14, 2021, the Company entered into a further agreement with Engage IT Services Srl.("Engage"), to provide gaming software and maintenance and support of the system for a period of 12 months, the total contract price was €1,980,000 (approximately $2,192,000). Mr. Pasquini owns 34% of Engage.

On September 13, 2021, Mr. Pasquini, the Company’s Vice President of Technology, resigned as a director of the Company.

Michele Ciavarella

On October 1, 2020, the Company granted to Mr. Ciavarella, a ten year option to purchase 140,000 shares of common stock at an exercise price of $2.03 per share.

Mr. Ciavarella agreed to receive $140,000 of his 2021 fiscal year compensation as a restricted stock award, on January 22, 2021, the Company issued Mr. Ciavarella 24,476 shares of common stock valued at $140,000 on the date of issue.

On January 22, 2021, the Company issued Mr. Ciavarella 175,396 shares of common stock valued at $1,003,265, in settlement of accrued compensation due to him.

On July 15, 2021, Michele Ciavarella, Executive Chairman of the Company, was appointed as the interim Chief Executive Officer and President of the Company, effective July 15, 2021. Mr. Ciavarella will serve as the Company's Executive Chairman and interim Chief Executive Officer until the earlier of his resignation or removal from office.

Victor Salerno

On July 15, 2021 the Company consummated the acquisition of USB and in terms of the Purchase Agreement the Company acquired 100% of USB, from its members (the “Sellers”). Mr. Salerno was a 68% owner of USB and received $4,080,000 of the $6,000,000 paid in cash upon closing and 860,760 of the 1,265,823 shares of common stock issued on closing.

Together with the consummation of the acquisition of USB, the Company entered into a 4 year employment agreement with Mr. Salerno terminating on July 14, 2025 (the “Salerno Employment Agreement”), automatically renewable for a period of one year unless notified by either party of non-renewal. The employee will earn an initial base salary of $0 and thereafter $150,000 per annum commencing on January 1, 2022. Mr. Salerno is entitled to bonuses, equity incentives and benefits consistent with those of other senior employees.

Mr. Salerno may be terminated for no cause or resign for good reason, which termination would entitle him to the greater of one year’s salary or the remaining term of the employment agreement plus the highest annual incentive bonus paid to him during the past two years. If Mr. Salerno is terminated for cause he is entitled to all unpaid salary and expenses due to him at the time of termination. If the employment agreement is terminated due to death, his heirs and successors are entitled to all unpaid salary, unpaid expenses and one times his annual base salary. Termination due to disability will result in Mr. Salerno being paid all unpaid salary and expenses and one times annual salary.

Pursuant to the Salerno Employment Agreement, Mr. Salerno has also agreed to customary restrictions with respect to the disclosure and use of the Company’s confidential information and has agreed that work product or inventions developed or conceived by him while employed with the Company relating to its business is the Company’s property. In addition, during the term of his employment and if terminated for cause for the 12 month period following his termination of employment, Mr. Salerno has agreed not to (1) perform services on behalf of a competing business which was the same or similar to the type of services he was authorized, conducted, offered or provided to the Company, (2) solicit or induce any of the Company’s employees or independent contractors to terminate their employment with the Company, (3) solicit any actual or prospective customers with whom he had material contact on behalf of a competing business or (4) solicit any actual or prospective vendors with whom he had material contact to support a competing business.

In September 13, 2021, the Board appointed Mr. Salerno, the President and founder of the Company’s newly acquired subsidiary, US Bookmaking, to serve as a member of the Board.

Prior to the acquisition of USB, Mr. Salerno had advanced USB $100,000 of which $50,000 was forgiven and the remaining $50,000 is still owing to Mr. Salerno, which amount earns interest at 8% per annum, compounded monthly and repayable on December 31, 2023.

Matteo Monteverdi

Effective September 21, 2020, the Board appointed Mr. Monteverdi, as President of the Company and effective December 30, 2020, Mr. Monteverdi was appointed as the Chief Executive Officer of the Company.

Mr. Monteverdi has previously served as an independent strategic advisor to the Company since March 2020 and has developed a firm understanding of the unique technological capabilities of the Company’s Elys Game Board betting platform and has established a strong rapport with the Company’s current management team.

In connection with his appointment, the Company and Mr. Monteverdi entered into a written employment agreement (the “Employment Agreement”) for an initial four-year term, which provides for the following compensation terms:

•	an annual base salary of $395,000 subject to increase, but not decrease, at the discretion of the Board;
•	the opportunity to earn a Management by Objectives bonus (“MBO Bonus”) of 0 to 100% of annual base salary with a target bonus of 50% upon the achievement of 100% of a target objective that is mutually agreed on by both the Company and Mr. Monteverdi; and
•	Equity Incentive Options to purchase 648,000 shares of common stock that vest pro rata on each of September 1, 2021, September 1, 2022, September 1, 2023 and September 1, 2024.

Mr. Monteverdi is also eligible to participate in the Company’s 2018 Equity Incentive Plan and to participate in the Company’s employee benefit plans as in effect from time to time on the same basis as generally made available to other senior executives of the Company or in the alternative may substitute the payment amount that would be paid for health benefits towards contributions to a 401k plan.

In addition, the Employment Agreement also provides for certain payments and benefits in the event of a termination of his employment under specific circumstances. If, during the term of the Employment Agreement, his employment is terminated by the Company other than for “cause,” death or disability or by Mr. Monteverdi for “good reason” (each as defined in his agreement), he would be entitled to receive from the Company in equal installments over a period of six (6) months (1) an amount equal to one (1) times the sum of: (A) his base salary and (B) an amount equal to the highest annual MBO Bonus paid to him (if any) in respect of the two (2) most recent fiscal years of the Company but not more than his MBO Bonus for the-then current fiscal year (provided if such termination occurs within the first twelve (12) months of the Agreement, the amount shall be Executive’s MBO Bonus for the-then current fiscal year); (2) in lieu of any MBO Bonus for the year in which such termination occurs, payment of an amount equal to (A) the MBO Bonus (if any) which would have been payable to Mr. Monteverdi had he remained in employment with the Company during the entire year in which such termination occurred, multiplied by (B) a fraction the numerator of which is the number of days Mr. Monteverdi was employed in the year in which such termination occurs and the denominator of which is the total number of days in the year in which such termination occurs. In addition, he will be entitled to continue to receive under the Employment Agreement an amount equal to the reimbursement of up to $2,000 a month in third-party medical and welfare benefits for Mr. Monteverdi and his dependents, until the earlier of: (A) a period of twelve (12) months after the termination date, or (B) the date Mr. Monteverdi becomes eligible to receive such coverage under a subsequent employer’s insurance plan.

Mr. Monteverdi’s receipt of the termination payments and benefits is contingent upon execution of a general release of any and all claims arising out of or related to his employment with the Company and the termination of his employment, and compliance with the restrictive covenants described in the following paragraph.

On July 15, 2021, Mr. Monteverdi resigned as the Company’s Chief Executive Officer and President to become the Company’s Head of Special Projects, all other terms of the employment contract remain the same.

Gabriele Peroni

On January 31, 2019, the Company acquired Virtual Generation for €4,000,000 (approximately $4,576,352), Mr. Peroni was a 20% owner of Virtual Generation and was due gross proceeds of €800,000 (approximately $915,270). The gross proceeds of €800,000 was to be settled by a payment in cash of €500,000 over a twelve month period and by the issuance of common stock valued at €300,000 over an eighteen month period. As of June 30, 2021, the Company has paid Mr. Peroni the full cash amount of €500,000 (approximately $604,380) and issued 112,521 shares valued at €300,000 (approximately $334,791).

On October 1, 2020, the Company granted to Mr. Peroni a ten year option to purchase 36,000 shares of common stock at an exercise price of $2.03 per share.

On January 22, 2021, the Company issued Mr. Peroni 74,294 shares of common stock valued at $424,962, in settlement of accrued compensation due to him.

Alessandro Marcelli

On October 1, 2020, the Company granted to Mr. Marcelli a ten year option to purchase 56,000 shares of common stock at an exercise price of $2.03 per share.

On January 22, 2021, the Company issued Mr. Marcelli 34,002 shares of common stock valued at $194,491, in settlement of accrued compensation due to him.

Franco Salvagni

On October 1, 2020, the Company granted to Mr. Salvagni a ten year option to purchase 36,000 shares of common stock at an exercise price of $2.03 per share.

On January 22, 2021, the Company issued Mr. Salvagni 70,807 shares of common stock valued at $405,016, in settlement of accrued compensation due to him.

Beniamino Gianfelici

On October 1, 2020, the Company granted to Mr. Gianfelici a ten year option to purchase 35,000 shares of common stock at an exercise price of $2.03 per share.

On January 22, 2021, the Company issued Mr. Gianfelici 63,278 shares of common stock valued at $361,950, in settlement of accrued compensation due to him.

Paul Sallwasser

On October 1, 2020, the Company granted to Mr. Sallwasser a ten year option to purchase 55,000 shares of common stock at an exercise price of $2.03 per share, in lieu of directors fees.

On September 13, 2021, the Company granted Mr. Sallwasser ten year options exercisable for 21,300 shares of common stock at an exercise price of $5.10, vesting equally over a twelve month period commencing on September 13, 2021, in lieu of directors fees.

Steven Shallcross

On October 1, 2020, the Company granted to Mr. Shallcross a ten year option to purchase 35,000 shares of common stock at an exercise price of $2.03 per share, in lieu of a portion of his directors fees.

On January 22, 2021, the Company issued to Mr. Shallcross, a director of the Company, 5,245 shares of common stock valued at $30,000, in settlement of directors’ fees due to him.

On September 13, 2021, the Company granted Mr. Shallcross ten year options exercisable for 13,600 shares of common stock at an exercise price of $5.10, vesting equally over a twelve month period commencing on September 13, 2021, in lieu of a portion of his directors fees.

Mr. Shallcross earned cash directors fees of $40,000 and $35,000 for the years ended December 31, 2021 and 2020 respectively.

Mark Korb

On October 1, 2020, the Company granted to Mr. Korb a ten year option to purchase 58,000 shares of common stock at an exercise price of $2.03 per share.

On July 5, 2021, the Company entered into an employment agreement dated July 1, 2021 with Mark Korb, the Company’s Chief Financial Officer, (the “Korb Employment Agreement”), to employ Mr. Korb, on a full-time basis commencing September 1, 2021, as Chief Financial Officer for a term of four (4) years, at an annual base salary of $360,000 and such additional performance bonus payments as may be determined by the Company’s board of directors with a target bonus of 40% of his base salary. Mr. Korb will also be entitled to pension, medical, retirement and other benefits available to other Company senior officers and directors and he will receive an allowance of up to $2,000 per month towards medical and welfare benefits. In connection with the Korb Employment Agreement, on July 1, 2021, the Compensation Committee of the Board granted Mr. Korb, an option to purchase 400,000 shares of the Company’s common stock. The shares of common stock underlying the option award vest pro rata on a monthly basis over a forty-eight month period. The options are exercisable for a period of ten years from the date of grant and have an exercise price of $4.03 per share.

In addition, the Korb Employment Agreement also provides for certain payments and benefits in the event of a termination of his employment under specific circumstances. If his employment is terminated by the Company other than for “Cause,” death or Disability or by Mr. Korb for “Good Reason” (each as defined in the Korb Employment Agreement), he will be entitled to receive from the Company in equal installments over a six month period (1) an amount equal to one (1) times the sum of: (A) his base salary and (B) an amount equal to the highest annual MBO Bonus (as defined in the Korb Employment Agreement”) paid to him (if any) in respect of the two (2) most recent fiscal years of the Company but not more than his MBO Bonus for the-then current fiscal year (provided if such termination occurs within the first twelve (12) months of the Agreement, the amount shall be Mr. Korb’s MBO Bonus for the-then current fiscal year); (2) in lieu of any MBO Bonus for the year in which such termination occurs, payment of an amount equal to (A) the MBO Bonus (if any) which would have been payable to Mr. Korb had he remained in employment with the Company during the entire year in which such termination occurred, multiplied by (B) a fraction the numerator of which is the number of days Mr. Korb was employed in the year in which such termination occurs and the denominator of which is the total number of days in the year in which such termination occurs. In addition, he will be entitled to continue to receive under the Employment Agreement an amount equal to the reimbursement of up to $2,000 a month in third-party medical and welfare benefits for Mr. Korb and his dependents, until the earlier of: (A) a period of twelve (12) months after the termination date, or (B) the date Mr. Korb becomes eligible to receive such coverage under a subsequent employer’s insurance plan. Mr. Korb’s receipt of the termination payments and benefits is contingent upon execution of a general release of any and all claims arising out of or related to his employment with the Company and the termination of his employment, and compliance with the restrictive covenants described in the following paragraph.

If the Korb Employment Agreement is terminated by the Company for cause or by Mr. Korb for Good Reason, then Mr. Korb will be entitled to receive accrued and unpaid base salary, earned and unused vacation days through the termination date and all expenses incurred by him prior to the termination date. The Korb Employment Agreement also provides that upon the Disability ( as defined in the Korb Employment Agreement) of Mr. Korb or his death, Mr. Korb will be entitled to receive accrued and unpaid base salary, earned and unused vacation days through the date of his declared Disability or death and all expenses incurred by him prior to such date and one times his base salary.

Pursuant to the Korb Employment Agreement, Mr. Korb has also agreed to customary restrictions with respect to the disclosure and use of the Company’s confidential information and has agreed that work product or inventions developed or conceived by him while employed with the Company relating to its business is the Company’s property. In addition, during the term of his employment and if terminated for cause for the 12 month period following his termination of employment, Mr. Korb has agreed not to (1) perform services on behalf of a competing business which was the same or similar to the types services he was authorized, conducted, offered or provided to the Company, (2) solicit or induce any of the Company’s employees or independent contractors to terminate their employment with the Company, (3) solicit any actual or prospective customers with whom he had material contact on behalf of a competing business or (4) solicit any actual or prospective vendors with whom he had material contact to support a competing business.

On January 5, 2022, Mark Korb resigned as Chief Financial Officer of the Company. In connection with his resignation, the Company entered into an amendment to Mr. Korb’s employment agreement with the Company to provide that he will be employed by the Company as a non-executive employee with the title “Head of Corporate Affairs”, reporting directly to the Executive Chairman and that in such capacity he will be responsible for, among other things, various corporate initiatives and activities related to growth and capital strategies. All other terms of the employment agreement remain the same.

Andrea Mandel-Mantello

On June 29, 2021, the Board appointed Mr. Mandel-Mantello to serve as a member of the Board. The appointment was effective immediately and Mr. Mandel-Mantello will serve on the audit committee.

On September 13, 2021, the Company granted Mr. Mandel-Montello ten year options exercisable for 13,600 shares of common stock at an exercise price of $5.10, vesting equally over a twelve month period commencing on September 13, 2021, in lieu of a portion of his directors fees.

Mr. Mandel-Mantello earned cash directors fees of $20,000 for the six months ended December 31, 2021.

Phillipe Blanc

On October 1, 2020, the Company appointed Mr. Philippe Blanc as a director of the Company.

On October 1, 2020, the Company granted to Mr. Blanc a ten year option to purchase 55,000 shares of common stock at an exercise price of $2.03 per share, in lieu of directors fees.

On July 1, 2021, Philippe Blanc resigned as a director of the Company, simultaneously with Mr. Blanc’s resignation as a director of the Company, the Company entered into a consulting agreement with Mr. Blanc to provide for his future services in a consulting capacity over two years. Mr. Blanc will receive €105,000 per annum as compensation.

Carlo Reali

On January 5, 2022, the Company promoted Carlo Reali to the role of Interim Chief Financial Officer.

We do not have a formal employment or other compensation related agreement with Mr. Reali; however, Mr. Reali will continue to receive the same compensation that he currently receives which is an annual base salary of $71,200 .

Richard Cooper

On October 1, 2020 Mr. Cooper resigned as a director of the Company.

Mr. Cooper received cash director fees of $30,000 for the year ended December 31, 2020.

Clive Kabatznik

On May 15, 2020, Mr. Kabatznik resigned as a director of the Company.

Mr. Kabatznik received cash director fees of $10,000 for the year ended December 31, 2020.